Other Reserves (Details) - Schedule of Movements in Options and Warrants - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Movements In Options And Warrants Abstract
Balance beginning		19,873,877	45,309,478	42,807,118
Balance beginning		$ 3,053,197	$ 3,360,128	$ 1,011,878
Balance ending		12,879,720	19,873,877	45,309,478
Balance ending		$ 3,123,759	$ 3,053,197	$ 3,360,128
Exercise of representative warrants (2020-07-2)				(9,640)
Exercise of representative warrants (2020-07-2)
Exercise of ESOP unlisted options at $0.50 (2020-07-24)				(100,000)
Exercise of ESOP unlisted options at $0.50 (2020-07-24)				$ (15,700)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-07-27, 2020-07-29)				(3,048,000)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-07-27, 2020-07-29)				$ (1,012)
Lapse of unexercised options (2020-09-25)				(5,000,000)
Lapse of unexercised options (2020-09-25)				$ (368,000)
Issue of representative warrants at US$23.44 per 40 options (2020-07-24)				2,560,000
Issue of representative warrants at US$23.44 per 40 options (2020-07-24)				$ 1,032,960
Issue of ESOP unlisted options at $0.12 (2020-10-29)	[1]			9,000,000
Issue of ESOP unlisted options at $0.12 (2020-10-29)	[1]			$ 1,970,100
Cashless exercise of ESOP unlisted options at $0.12 (2021-02-09)				(900,000)
Cashless exercise of ESOP unlisted options at $0.12 (2021-02-09)				$ (197,010)
Reclassify share-based payment expenses from reserves to share capital
Reclassify share-based payment expenses from reserves to share capital				$ (73,088)
Lapse of unexercised options at $0.50 (2021-07-01)			(1,200,000)
Lapse of unexercised options at $0.50 (2021-07-01)			$ (188,400)
Issue of ESOP unlisted options at $0.25 (2021-11-05)	[2]		500,000
Issue of ESOP unlisted options at $0.25 (2021-11-05)	[2]		$ 18,624
Lapse of unexercised options at $1.94 (2021-11-30)			(14,493)
Lapse of unexercised options at $1.94 (2021-11-30)			$ (28,813)
Lapse of unexercised options at $1.94 (2022-06-14)			(24,721,108)
Lapse of unexercised options at $1.94 (2022-06-14)			$ (144,648)
ESOP unlisted options granted at $0.12 (2022-06-27)	[2]
ESOP unlisted options granted at $0.12 (2022-06-27)	[2]		$ 36,306
Share-based payment expenses - options	[2]	1,430,000
Share-based payment expenses - options	[2]	$ 104,753
Lapse of unexercised options		(8,424,157)
Lapse of unexercised options		$ (156,392)
Share-based payment expenses - performance rights	[3]
Share-based payment expenses - performance rights	[3]	$ 122,201

[1]	Given the shareholders’ approval at the AGM held on 29 October 2020, a total of 9,000,000 ESOP Options were issued to directors on 13 November 2020.
[2]	During the fiscal year 2022, a total of 2,930,000 options were granted to key management personnel. 500,000, 1,000,000 and 1,430,000 options were granted under OIP to Dr. Jerry Kanellos on 26 October 2021, Mr. Paul Brennan on 16 March 2022 and Mr. Steven Lydeamore on 27 June 2022, respectively. 1,430,000 options have been issued to Mr. Steven Lydeamore in July 2022. 1,000,000 options granted to Mr. Brennan upon his appointment are subject to shareholders’ approval after the current reporting period.
[3]	During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have nil exercise price, exercisable on issue and expiring on 12 July 2027.